Deferred Income - Schedule of Movements in Government Grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Movements in Government Grants [Abstract]
At beginning of the year	¥ 36,360	$ 4,981	¥ 35,000
Received during the year	7,740	1,060	1,360
Portion classified as current liabilities (note 26)	(16,600)	(2,274)
At end of the year	¥ 27,500	$ 3,767	¥ 36,360